Warrants reserve (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Reserve for warrants

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94
Warrants expired	(287,901)	0.93
Balance – November 30, 2021	23,393,151	0.94

Schedule of warrants and compensation warrants

	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants - July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026

Balance, November 30, 2021	23,393,151	-	-